Expense Example - Direxion S&P 500 Plus ETF - Direxion S&P 500 Plus ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	$ 293